Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 15, 2019
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Columbia Multi-Sector Municipal Income ETF	3/1/2019
Effective June 1, 2019 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually reduced the fee Columbia Multi-Sector Municipal Income ETF (the Fund) pays for investment advisory services from 0.28% to 0.23%, as a percentage of average daily net assets of the Fund. Accordingly, the following changes are hereby made in the Fund's Prospectus and Summary Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.23%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(c)	0.00%
Total annual Fund operating expenses	0.23%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund (the IMS Agreement), Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
(c)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
The rest of the section remains the same.
As of the Effective Date, the Example table under the caption “Fees and Expenses of the Fund" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
1 year	3 years
$24	$74
The rest of the section remains the same.

COLUMBIA MULTI-SECTOR MUNICIPAL INCOME ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 15, 2019
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Columbia Multi-Sector Municipal Income ETF	3/1/2019
Effective June 1, 2019 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually reduced the fee Columbia Multi-Sector Municipal Income ETF (the Fund) pays for investment advisory services from 0.28% to 0.23%, as a percentage of average daily net assets of the Fund. Accordingly, the following changes are hereby made in the Fund's Prospectus and Summary Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.23%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(c)	0.00%
Total annual Fund operating expenses	0.23%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund (the IMS Agreement), Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
(c)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
The rest of the section remains the same.
As of the Effective Date, the Example table under the caption “Fees and Expenses of the Fund" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
1 year	3 years
$24	$74
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current management fee rates.
COLUMBIA MULTI-SECTOR MUNICIPAL INCOME ETF | COLUMBIA MULTI-SECTOR MUNICIPAL INCOME ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.23%	[1],[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.23%
1 year	rr_ExpenseExampleYear01	$ 24
3 years	rr_ExpenseExampleYear03	74
1 year	rr_ExpenseExampleNoRedemptionYear01	24
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 74

[1]	Management fees have been restated to reflect current management fee rates.
[2]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund (the IMS Agreement), Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
[3]	Other expenses are based on estimated amounts for the Fund’s current fiscal year.